Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

March 31, 2010

EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Macatawa Bank Corporation Commission File No. 000-25927 Form S-3 Registration Statement

Ladies and Gentlemen:

                    Transmitted with this letter is a Registration Statement on Form S-3 filed by Macatawa Bank Corporation ("Macatawa").

                    Macatawa has issued and outstanding shares of its Series A Noncumulative Convertible Perpetual Preferred Stock, liquidation value of $1,000 per share, and shares of its Series B Noncumulative Convertible Perpetual Preferred Stock, liquidation value of $1,000 per share (collectively, the "Preferred Stock"). As previously disclosed by Macatawa in a Form 8-K dated December 4, 2009, the board of directors resolved that as of December 4, 2009, Macatawa will not declare or pay any cash dividends on its preferred stock, all of which is non-cumulative, until further action by the board of directors. Macatawa is filing the Registration Statement on Form S-3, relying on the guidance set forth in Question 115.09 of the Commission's Compliance and Disclosure Interpretations for Securities Act Forms issued February 27, 2009 that omission to declare and pay dividends on non-cumulative preferred stock does not disqualify Macatawa from the use of Form S-3.

                    Macatawa has two outstanding issuances of trust preferred securities from the following two trusts: (i) on July 15, 2003, Macatawa issued $20,000,000 in trust preferred securities through Macatawa Statutory Trust I; and (ii) on March 18, 2004 Macatawa issued $20,000,000 in trust preferred securities through Macatawa Statutory Trust II (collectively, the "Trusts"). For each Trust, Macatawa has issued a debt instrument to the Trust pursuant to an Indenture that requires quarterly payments of interest and a lump sum payment of principal at the maturity of the debt instrument. Each debt instrument expressly permits Macatawa to defer the payment of interest on the debt instrument for up to twenty consecutive quarterly payments,

Securities and Exchange Commission
March 31, 2010

____________________________

although interest continues to accrue and is payable at the end of the deferral. Such deferral is permitted by the terms of each affected debt instrument and does not constitute a default under either instrument. The Corporation previously disclosed this deferral in the Form 8-K dated December 4, 2009. Macatawa is filing the Registration Statement on Form S-3, relying on the guidance set forth in Question 215.10 of the Commission's Compliance and Disclosure Interpretations for Securities Act Forms issued April 24, 2009 that such a contractually permitted deferral does not disqualify Macatawa from the use of Form S-3.

                    This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

                    This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Macatawa Bank Corporation, to retain such signed documents for a period of five years and to furnish any such signed documents to the Commission or its staff upon request.

                    If the Commission has any comments or will require any further information, please call me at (616) 752-2353.

Very truly yours,

/s/ Daniel C. Persinger

Daniel C. Persinger